Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

(8) Debt

Loan Facility

In October 2020, the Company obtained a revolving line of credit (the “Revolver”) which matures October 2023. This Revolver has a limit of $14 million. Interest rates associated with the Revolver adjust based on the prime rate and outstanding balance. The interest rate was 4.25% and 8.50% as of December 31, 2021 and December 31, 2022, respectively. Interest expense related to the revolving line of credit for the years ended December 31, 2020, 2021 and 2022 totaled $0.6 million, $0.6 million and $0.3 million.

To obtain the Revolver, the Company was required to pledge collateral in the form of the Company’s deposit accounts and intangible assets and maintain a cash deposit with the lender of $7.0 million. The Company was not in compliance with the covenants on the Revolver at December 31, 2022 and has not been in compliance since May 2022. The Company repaid the Revolver in full in July 2022 and has not subsequently drawn on the Revolver. In March 2023 the Company terminated the Revolver.

Paycheck Protection Program

During the year ended December 31, 2020, the Company received a Paycheck Protection Program (“PPP”) loan in the amount of $9.4 million with a maturity date of April 2022. The loan was an interest only loan with the full balance due upon maturity. The PPP program was created under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act and was administered by the Small Business Administration (“SBA”). The Company submitted a request for forgiveness of the entire loan balance in September 2020, and in June 2021, the Company received notice from the SBA that the loan has been forgiven and the SBA repaid the lender on the Company’s behalf. The Company recorded a gain on forgiveness of debt of $9.5 million in June 2021, representing the principal amount of the loan and accrued interest through the forgiveness date.

The SBA has the ability to review the Company’s loan file in a period subsequent to the date the loan was forgiven and repaid in full. The results of any review could result in the SBA requesting additional documentation to support the Company’s initial eligibility for the loan and request for loan forgiveness, with the potential for the SBA to pursue legal remedies at its discretion.